UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-08211

Dreyfus Institutional Preferred Money Market Funds
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	09/30/20

FORM N-CSR

Item 1.          Reports to Stockholders.

Dreyfus Institutional Preferred Money Market Fund

SEMIANNUAL REPORT

September 30, 2020

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Institutional Preferred Money Market Fund	The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for Dreyfus Institutional Preferred Money Market Fund covers the six-month period ended September 30, 2020. During the reporting period, the fund’s Hamilton shares produced an annualized yield of 0.20%, and its Institutional shares produced an annualized yield of 0.26%. Taking into account the effects of compounding, the fund’s Hamilton and Institutional shares also produced annualized effective yields of 0.20% and 0.26%, respectively, for the same period.1

Yields of money market instruments declined over the reporting period, as relief programs from the Federal Reserve (the “Fed”), fiscal support from Congress and an improving economy restored the market in the wake of turmoil related to the COVID-19 pandemic.

Relief Programs and Economic Recovery Bolster Markets

At the beginning of the reporting period, investors remained concerned about the effect of the COVID-19 virus on the economy, but support programs implemented by the Fed and fiscal relief from Congress helped restore calm. An easing of government lockdowns, combined with signs of economic recovery, also contributed to the market’s recovery.

As a result of the COVID-19 pandemic and government lockdowns, U.S. GDP shrank by a 5.0% annualized rate in the first quarter of 2020 and by a 31.4% annualized rate in the second quarter of 2020. In March 2020, 1.4 million jobs were lost, and the unemployment rate rose to 4.4%. In April 2020, job losses continued, amounting to 20.8 million and causing the unemployment rate to jump to 14.7%.

In response to the pandemic, Congress passed the $2 trillion Coronavirus Aid, Relief and Economic Security (CARES) Act, providing payments to qualified citizens. It also included the Paycheck Protection Program that enabled small businesses to keep their workers employed.

The Fed also acted to support markets. In addition to its March 2020, emergency interest-rate cuts, the Fed announced that it would make open-ended purchases of Treasuries and government-guaranteed, mortgage-backed securities. The Fed also launched two programs to support the corporate bond market, pledging to buy up to $750 billion in new and existing bonds.

The Fed intervened in money markets as well, relaunching the Commercial Paper Funding Facility (CPFF) that was originated during the global financial crisis. This program involves direct purchases of commercial paper, easing pressures on large corporations that rely on this market to fund operations. In addition, the Fed’s Money Market Mutual Fund Liquidity Facility (MLF) makes loans to financial institutions collateralized by assets purchased from money market mutual funds. The MLF helps money market funds fulfill redemption requests, improving market functioning.

2

As relief programs took effect, and government lockdowns began to ease, the economy began to recover. Manufacturing improved dramatically, as indicated by the June 2020 Purchasing Managers Index (PMI), which rose by 9.5% over May 2020. The PMI rose further to 54.2% in July, the highest since March 2019, and to 56.0% in August 2020, beating expectations of 54.5%. In September 2020, the PMI slipped to 55.4% but remained above 50%, indicating that manufacturing activity is expanding.

Job creation also surged in May and June 2020, as nonfarm payrolls rose by more than 2.7 million and 4.8 million, respectively. In July and August 2020, the economy continued to add new jobs, with new positions totaling 1.8 million and 1.5 million, respectively. In September 2020, job creation amounted to only 661,000, but unemployment continued to decline, falling to 7.9%, far below the high of 14.7% hit in April 2020.

Housing data was also positive. In July 2020, housing starts, an indicator of future economic activity, soared by 17.9% over the June 2020 figure, and while August 2020 housing starts declined month over month, they remained 11.9% over the June 2020 figure.

Inflation remained subdued during the reporting period. The core personal consumption expenditure (PCE) index, which excludes volatile food and energy prices, remained well below the Fed’s 2.0% target, falling 0.8% in the second quarter of 2020.

Low Interest Rates Expected

COVID-19 and the subsequent economic shutdowns led to turmoil in the money markets, but the Fed’s emergency rate cuts, along with several programs designed to reliquify the markets, including the MLF and the CPFF, helped restore calm. The fund has extended maturities where possible, in anticipation of rates staying low for a long time. As always, we have retained our longstanding focus on quality and liquidity.

1 Annualized Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.

You could lose money by investing in a money market fund. Because the share price of the fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

Sincerely,

Patricia A. Larkin
Chief Investment Officer
Dreyfus Cash Investment Strategies
October 15, 2020

3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Money Market Fund from April 1, 2020 to September 30, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended September 30, 2020

	Institutional Shares	Hamilton Shares
Expense paid per $1,000†	$.50	$.80
Ending value (after expenses)	$1,001.70	$1,001.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended September 30, 2020

	Institutional Shares	Hamilton Shares
Expense paid per $1,000†	$.51	$.81
Ending value (after expenses)	$1,024.57	$1,024.27

†  Expenses are equal to the fund’s annualized expense ratio of .10% for Institutional Shares and .16% for Hamilton Shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

4

STATEMENT OF INVESTMENTS
September 30, 2020 (Unaudited)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Asset-Backed Commercial Paper - 4.3%
Cancara Asset Securitisation	0.19	11/18/2020	54,800,000	[a]	54,791,721
LMA Americas	0.23	3/15/2021	144,000,000	[a]	143,810,096
Total Asset-Backed Commercial Paper (cost $198,634,317)			198,601,817
Commercial Paper - 27.6%
Bank of Nova Scotia, 1 Month LIBOR +.15%	0.29	10/27/2020	50,000,000	[b,c]	50,003,709
Caisse Des Depots Et Con	0.30	12/10/2020	100,000,000	[a]	99,967,656
Collateralized Commercial Paper V, 1 Month LIBOR +.15%	0.30	10/23/2020	50,000,000	[b]	50,005,011
DBS Bank	0.26	10/1/2020	75,000,000	[a]	74,999,823
Dexia Credit Local	0.21	3/24/2021	100,000,000	[a]	99,934,375
Dexia Credit Local (Gov't Guaranteed)	0.22	2/23/2021	90,000,000	[a]	89,949,630
Erste Abwicklungsanstalt	0.22	2/3/2021	100,000,000	[a]	99,952,050
Fed Caisses Desjardins	0.30	12/23/2020	75,000,000	[a]	74,975,675
KFW	0.22	2/11/2021	100,000,000	[a]	99,934,117
Neder Waterschapsbank	0.20	2/4/2021	150,000,000	[a]	149,925,387
Sumitomo Mitsui Trust Bank (Singapore)	0.26	10/20/2020	100,000,000	[a]	99,995,056
Swedbank	0.20	2/23/2021	75,000,000	[a]	74,944,642
Swedbank	0.34	12/16/2020	6,000,000	[a]	5,998,447
Swedbank	0.20	10/22/2020	100,000,000	[a]	99,994,194
Westpac Securities	0.20	2/5/2021	90,000,000	[a]	89,923,840
Total Commercial Paper (cost $1,260,295,763)			1,260,503,612
Negotiable Bank Certificates of Deposit - 11.5%
Bank of Nova Scotia, 1 Month LIBOR +.20%	0.36	10/19/2020	100,000,000	[b]	100,046,644
Canadian Imperial Bank of Commerce/New York, 1 Month LIBOR +.16%	0.32	10/22/2020	100,000,000	[b]	100,058,840
Skandinaviska Enskilda Banken/New York, 3 Month LIBOR +.08%	0.38	10/5/2020	100,000,000	[b]	100,000,957
Svenska Handelsbanken	0.19	2/18/2021	150,000,000		150,008,782
Wells Fargo Bank, 3 Month LIBOR +.05%	0.33	10/15/2020	75,000,000	[b]	75,002,299
Total Negotiable Bank Certificates of Deposit (cost $525,000,000)			525,117,522
Time Deposits - 14.4%
Cooperatieve Rabobank	0.07	10/1/2020	210,000,000		210,000,000
Nordea Bank	0.05	10/1/2020	40,000,000		40,000,000
Northern Trust Company (Cayman)	0.01	10/1/2020	210,000,000		210,000,000

5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Time Deposits - 14.4% (continued)
NRW.Bank	0.09	10/2/2020	100,000,000		100,000,000
Royal Bank of Canada (Toronto)	0.12	10/1/2020	100,000,000		100,000,000
Total Time Deposits (cost $660,000,000)			660,000,000
U.S. Treasury Bills - 7.2%
U.S. Cash Management Bills	0.10	11/24/2020	230,000,000	[a]	229,973,262
U.S. Cash Management Bills	0.18	11/10/2020	100,000,000	[a]	99,992,500
Total U.S. Treasury Bills (cost $329,945,500)			329,965,762
Repurchase Agreements - 32.9%
ABN Amro Bank, Tri-Party Agreement thru BNY Mellon, dated 9/30/2020 due at maturity date in the amount of $700,001,167 (fully collateralized by: original par of $772,083,864, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-3.50%, due 12/20/47-8/20/50, valued at $692,141,740, original par of $19,545,427, U.S. Treasuries (including strips), 2.38%-2.75%, due 8/31/23-5/15/29, valued at $21,858,289)	0.06	10/1/2020	700,000,000		700,000,000

BMO Capital Markets, Tri-Party Agreement thru BNY Mellon, dated 9/30/2020 due at maturity date in the amount of $100,000,583 (fully collateralized by: original par of $87,313,634, Asset-Backed Securities, 0.00%-5.25%, due 10/21/24-6/28/44, valued at $9,996,902, original par of $84,262,664, Corporate Debt Securities, 0.57%-12.00%, due 7/30/21-1/1/99, valued at $91,433,345, original par of $1,982,549, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 3.50%, due 1/25/26, valued at $2,172,445, original par of $505,505, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.73%, due 8/25/31, valued at $61,423, original par of $3,840,000, Private Label Collateralized Mortgage Obligations, 0.78%, due 12/25/35, valued at $3,516,953)

	0.21	10/1/2020	100,000,000		100,000,000

6

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Repurchase Agreements - 32.9% (continued)
BNP Paribas, Tri-Party Agreement thru BNY Mellon, dated 9/30/2020 due at maturity date in the amount of $140,000,739 (fully collateralized by: original par of $117,711,358, Asset-Backed Securities, 1.23%-5.56%, due 3/25/23-11/15/48, valued at $102,186,887, original par of $6,214,043, Corporate Debt Securities, 1.70%-4.45%, due 5/8/30-10/1/30, valued at $6,554,625, original par of $200,478,512, Private Label Collateralized Mortgage Obligations, 0.34%-7.50%, due 11/26/29-1/25/66, valued at $35,458,488)	0.19	10/1/2020	140,000,000	140,000,000
Citigroup Global Markets, Tri-Party Agreement thru BNY Mellon, dated 9/30/2020 due at maturity date in the amount of $165,000,825 (fully collateralized by: original par of $1,945,417,692, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 1.53%-23.24%, due 3/15/39-8/15/48, valued at $98,457,694, original par of $1,388,816,289, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-7.54%, due 5/25/38-10/25/48, valued at $79,742,306)	0.18	10/1/2020	165,000,000	165,000,000
Goldman Sachs, Tri-Party Agreement thru BNY Mellon, dated 9/30/2020 due at maturity date in the amount of $200,000,444 (fully collateralized by: original par of $108,534,608, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.50%-5.00%, due 2/1/25-8/1/50, valued at $63,412,216, original par of $304,561,350, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-6.00%, due 8/1/25-5/1/49, valued at $140,587,784)	0.08	10/1/2020	200,000,000	200,000,000

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Repurchase Agreements - 32.9% (continued)
JP Morgan Securities, 1 Month SOFR +.01%, dated 2/12/2020 due at maturity date in the amount of $200,016,278 (fully collateralized by: original par of $201,607,881, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-5.50%, due 6/1/27-8/1/50, valued at $203,777,606, original par of $4,782,880, Federal National Mortgage Association Agency Mortgage-Backed Securities, 3.50%-4.50%, due 5/1/24-11/1/47, valued at $222,394)	0.08	10/1/2020	200,000,000	[b]	200,000,000
Total Repurchase Agreements (cost $1,505,000,000)					1,505,000,000
Total Investments (cost $4,478,875,580)			97.9%		4,479,188,713
Cash and Receivables (Net)			2.1%		97,289,436
Net Assets			100.0%		4,576,478,149

LIBOR—London Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, these securities amounted to $50,003,709 or 1.09% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Banks	53.5
Repurchase Agreements	32.9
U.S. Treasury Securities	7.2
Diversified Financials	4.3
97.9

† Based on net assets.

See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2020 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $1,505,000,000) —Note 1(b)	4,478,875,580	4,479,188,713
Cash		97,402,690
Interest receivable		228,145
Receivable for shares of Beneficial Interest subscribed		10,062
		4,576,829,610
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)		342,780
Trustees’ fees and expenses payable		8,681
		351,461
Net Assets ($)		4,576,478,149
Composition of Net Assets ($):
Paid-in capital		4,576,227,001
Total distributable earnings (loss)		251,148
Net Assets ($)		4,576,478,149

Net Asset Value Per Share	Institutional Shares	Hamilton Shares
Net Assets ($)	4,506,640,836	69,837,313
Shares Outstanding	4,506,344,675	69,828,809
Net Asset Value Per Share ($)	1.0001	1.0001

See notes to financial statements.

9

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2020 (Unaudited)

Investment Income ($):
Interest Income	7,471,805
Expenses:
Management fee—Note 2(a)	2,080,414
Trustees’ fees—Note 2(a,c)	144,025
Shareholder servicing costs—Note 2(b)	24,293
Total Expenses	2,248,732
Less—reduction in expenses due to undertaking—Note 2(a)	(13)
Less—Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 2(a)	(144,025)
Net Expenses	2,104,694
Investment Income—Net	5,367,111
Realized and Unrealized Gain (Loss) on Investments—Note1 (b) ($):
Net realized gain (loss) on investments	61,309
Net change in unrealized appreciation (depreciation) on investments	1,734,729
Net Realized and Unrealized Gain (Loss) on Investments	1,796,038
Net Increase in Net Assets Resulting from Operations	7,163,149

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Operations ($):
Investment income—net	5,367,111	82,192,915
Net realized gain (loss) on investments	61,309	(122,711)
Net change in unrealized appreciation (depreciation) on investments	1,734,729	(1,535,720)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,163,149	80,534,484
Distributions ($):
Distributions to shareholders:
Institutional Shares	(5,287,823)	(80,282,922)
Hamilton Shares	(79,288)	(1,909,993)
Total Distributions	(5,367,111)	(82,192,915)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Institutional Shares	10,443,030,022	13,801,375,255
Hamilton Shares	93,328,737	1,321,596,103
Distributions reinvested:
Institutional Shares	5,224,736	79,222,754
Hamilton Shares	64,142	1,070,139
Cost of shares redeemed:
Institutional Shares	(9,300,188,340)	(14,386,167,692)
Hamilton Shares	(81,806,663)	(1,321,671,260)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	1,159,652,634	(504,574,701)
Total Increase (Decrease) in Net Assets	1,161,448,672	(506,233,132)
Net Assets ($):
Beginning of Period	3,415,029,477	3,921,262,609
End of Period	4,576,478,149	3,415,029,477
Capital Share Transactions (Shares):
Institutional Shares
Shares sold	10,442,442,874	13,800,588,602
Shares issued for distributions reinvested	5,224,007	79,216,449
Shares redeemed	(9,299,256,890)	(14,385,834,435)
Net Increase (Decrease) in Shares Outstanding	1,148,409,991	(506,029,384)
Hamilton Shares
Shares sold	93,323,980	1,321,467,862
Shares issued for distributions reinvested	64,128	1,070,104
Shares redeemed	(81,793,715)	(1,321,657,510)
Net Increase (Decrease) in Shares Outstanding	11,594,393	880,456

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
September 30, 2020		Year Ended March 31,
Institutional Shares	(Unaudited)	2020	2019	2018	2017[a]	2016
Per Share Data ($):
Net asset value, beginning of period	.9997	1.0000	.9999	1.0000	1.00	1.00
Investment Operations:
Investment income—net[b]	.0013	.0204	.0220	.0121	.0050	.001
Net realized and unrealized gain (loss) on investments	.0004	(.0008)	(.0002)	(.0001)	.0000[c]	-
Total from Investment Operations:	.0017	.0196	.0218	.0120	.0050	.001
Distributions:
Dividends from investment income—net	(.0013)	(.0199)	(.0217)	(.0121)	(.0050)	(.001)
Net asset value, end of period	1.0001	.9997	1.0000	.9999	1.0000	1.00
Total Return (%)	.17[d]	1.98	2.20	1.20	.50	.14
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.11[e]	.11	.11	.10	.10	.10
Ratio of net expenses to average net assets	.10[e]	.10	.10	.10	.10	.10
Ratio of net investment income to average net assets	.26[e]	1.98	2.19	1.22	.48	.13
Net Assets, end of period ($ x 1,000)	4,506,641	3,356,811	3,863,910	3,467,645	3,158,133	3,526,652

a Effective October 10, 2016, the fund began calculating its net asset value to four decimals.

b Based on average shares outstanding.

c Amount represents less than $.0001 per share.

d Not annualized.

e Annualized.

See notes to financial statements.

12

Six Months Ended
September 30, 2020		Year Ended March 31,
Hamilton Shares	(Unaudited)	2020	2019	2018	2017[a]	2016
Per Share Data ($):
Net asset value, beginning of period	.9997	1.0000	.9999	1.0001	1.00	1.00
Investment Operations:
Investment income—net[b]	.0010	.0224	.0199	.0115	.0044	.001
Net realized and unrealized gain (loss) on investments	.0004	(.0034)	.0013	(.0002)	.0001	-
Total from Investment Operations:	.0014	.0190	.0212	.0113	.0045	.001
Distributions:
Dividends from investment income—net	(.0010)	(.0193)	(.0211)	(.0115)	(.0044)	(.001)
Net asset value, end of period	1.0001	.9997	1.0000	.9999	1.0001	1.00
Total Return (%)	.14[c]	1.92	2.14	1.13	.45	.08
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.17[d]	.17	.17	.16	.16	.16
Ratio of net expenses to average net assets	.16[d]	.16	.16	.16	.16	.16
Ratio of net investment income to average net assets	.20[d]	1.88	2.07	1.12	.51	.06
Net Assets, end of period ($ x 1,000)	69,837	58,219	57,353	66,965	266,604	178,801

a Effective October 10, 2016, the fund began calculating its net asset value to four decimals.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The fund is managed by Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), the fund’s investment adviser and a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional shares and Hamilton shares. Hamilton shares are subject to a Shareholder Services Plan. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “institutional prime fund” as that term is defined in Rule 2a-7 under the Act, and, as such, the fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting

14

and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2020 in valuing the fund’s investments:

16

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities†
Short-Term Investments	-	4,479,188,713	-	4,479,188,713

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The use of the London Interbank Offered Rate (“LIBOR”) is expected to be phased out by the end of 2021. LIBOR may be used as a reference rate for certain financial instruments invested in by the fund. We are currently evaluating the impact of the LIBOR transition and continue to monitor the efforts of various parties, including government agencies, seeking to identify an alternative rate to replace LIBOR.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2020, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended March 31, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

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The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $123,294 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to March 31, 2020. These short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2020 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, the Adviser pays all of the expenses of the fund except management fees, Rule 12b-1 Service Plan fees, Shareholder Service Plan fees, brokerage fees, taxes, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Adviser is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended September 30, 2020, fees reimbursed by the Adviser amounted to $144,025.

The Adviser has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $13 during the period ended September 30, 2020.

(b) Under the fund’s Shareholder Services Plan, with respect to Hamilton shares, the fund pays the Distributor for advertising, marketing and for providing certain services relating to shareholders of the Hamilton shares pay the Distributor at annual rates of .06%. of the value of the applicable share class’ average daily net assets. These services include answering shareholder inquiries regarding the fund and providing reports and other information and services related to the maintenance of shareholder accounts. Under the Shareholder Services Plan, the Distributor may make payments to Service Agents with respect to these services. The amount paid under the Shareholder Services Plan for Servicing is intended to be a

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

“service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses occurred. The Shareholder Services Plan does not provide for payments related to the distribution of fund shares. Under the Shareholder Services Plan with respect to Hamilton shares, the Distributor would be able to pay financial intermediaries from the fees it receives from the Shareholder Services Plan for the provision of the respective services by the intermediaries to their clients who are beneficial owners of fund shares. During the period ended September 30, 2020, Hamilton shares were charged $24,293 pursuant to the Shareholder Services Plan.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $359,400 and Shareholder Services Plan fees of $3,643, which are offset against an expense reimbursement currently in effect in the amount of $20,263.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

At September 30, 2020, accumulated net unrealized appreciation on investments was $313,133, consisting of $364,074 gross unrealized appreciation and $50,941 gross unrealized depreciation.

At September 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

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INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on May 5, 2020, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Institutional shares with the performance of a group of other institutional money market funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all institutional money market funds (the “Performance Universe”), all for various periods ended March 31, 2020, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of other institutional money market funds, excluding outliers (the “Expense Universe”), the

21

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Performance Group and Performance Universe comparisons were provided based on both “gross” (i.e., without including fees and expenses) and “net” (i.e., including fees and expenses) total returns. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s gross total return performance was below the Performance Group and Performance Universe medians for all periods except the ten-year period. The fund’s net total return performance was above the Performance Group and Performance Universe medians in all periods except the two- and three-year periods when it was below the Performance Group median. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe medians in certain periods when performance was below median.

The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group and Expense Universe actual management fee medians and the fund’s total expenses were lower than the Expense Group and Expense Universe total expenses medians.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the

22

BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared

23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

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For More Information

Dreyfus Institutional Preferred Money Market Fund
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Institutional: DIQXX Hamilton: DRSXX

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation 0194SA0920

Dreyfus Institutional Preferred Government Plus Money Market Fund

SEMIANNUAL REPORT

September 30, 2020

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Institutional Preferred Government Plus Money Market Fund	The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for Dreyfus Institutional Preferred Government Plus Money Market Fund covers the six-month period ended September 30, 2020. During the reporting period, the fund produced an annualized yield of 0.25% and, taking into account the effects of compounding, an annualized effective yield of 0.25%.1

Yields of money market instruments declined over the reporting period, as relief programs from the Federal Reserve (the “Fed”), fiscal support from Congress and an improving economy restored the market in the wake of turmoil related to the COVID-19 pandemic.

Relief Programs and Economic Recovery Bolster Markets

At the beginning of the reporting period, investors remained concerned about the effect of the COVID-19 virus on the economy, but support programs implemented by the Fed and fiscal relief from Congress helped restore calm. An easing of government lockdowns, combined with signs of economic recovery, also contributed to the market’s recovery.

As a result of the COVID-19 pandemic and government lockdowns, U.S. GDP shrank by a 5.0% annualized rate in the first quarter of 2020 and by a 31.4% annualized rate in the second quarter of 2020. In March 2020, 1.4 million jobs were lost, and the unemployment rate rose to 4.4%. In April 2020, job losses continued, amounting to 20.8 million and causing the unemployment rate to jump to 14.7%.

In response to the pandemic, Congress passed the $2 trillion Coronavirus Aid, Relief and Economic Security (CARES) Act, providing payments to qualified citizens. It also included the Paycheck Protection Program that enabled small businesses to keep their workers employed.

The Fed also acted to support markets. In addition to its March 2020, emergency interest-rate cuts, the Fed announced that it would make open-ended purchases of Treasuries and government-guaranteed, mortgage-backed securities. The Fed also launched two programs to support the corporate bond market, pledging to buy up to $750 billion in new and existing bonds.

The Fed intervened in money markets as well, relaunching the Commercial Paper Funding Facility (CPFF) that was originated during the global financial crisis. This program involves direct purchases of commercial paper, easing pressures on large corporations that rely on this market to fund operations. In addition, the Fed’s Money Market Mutual Fund Liquidity Facility (MLF) makes loans to financial institutions collateralized by assets purchased from money market mutual funds. The MLF helps money market funds fulfill redemption requests, improving market functioning.

2

As relief programs took effect, and government lockdowns began to ease, the economy began to recover. Manufacturing improved dramatically, as indicated by the June 2020 Purchasing Managers Index (PMI), which rose by 9.5% over May 2020. The PMI rose further to 54.2% in July, the highest since March 2019, and to 56.0% in August 2020, beating expectations of 54.5%. In September 2020, the PMI slipped to 55.4% but remained above 50%, indicating that manufacturing activity is expanding.

Job creation also surged in May and June 2020, as nonfarm payrolls rose by more than 2.7 million and 4.8 million, respectively. In July and August 2020, the economy continued to add new jobs, with new positions totaling 1.8 million and 1.5 million, respectively. In September 2020, job creation amounted to only 661,000, but unemployment continued to decline, falling to 7.9%, far below the high of 14.7% hit in April 2020.

Housing data was also positive. In July 2020, housing starts, an indicator of future economic activity, soared by 17.9% over the June 2020 figure, and while August 2020 housing starts declined month over month, they remained 11.9% over the June 2020 figure.

Inflation remained subdued during the reporting period. The core Personal Consumption Expenditure (PCE) Index, which excludes volatile food and energy prices, remained well below the Fed’s 2.0% target, falling 0.8% in the second quarter of 2020.

Low Interest Rates Expected

COVID-19 and the subsequent economic shutdowns led to turmoil in the money markets, but the Fed’s emergency rate cuts, along with several programs designed to reliquify the markets, including the MLF and CPFF, helped restore calm. Treasury and agency money market funds benefited from a flight to quality, as investors shifted out of prime money market funds. The fund has extended maturities where possible, in anticipation of rates staying low for a long time. As always, we have retained our longstanding focus on quality and liquidity.

1 Annualized Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. The yield provided reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

Sincerely,

Patricia A. Larkin

Chief Investment Officer
Dreyfus Cash Investment Strategies

October 15, 2020

3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Government Plus Money Market Fund from April 1, 2020 to September 30, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended September 30, 2020

Expense paid per $1,000†	$.00
Ending value (after expenses)	$1,001.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended September 30, 2020

Expense paid per $1,000†	$.00
Ending value (after expenses)	$1,025.07
† Expenses are equal to the fund’s annualized expense ratio of .00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

4

STATEMENT OF INVESTMENTS
September 30, 2020 (Unaudited)

U.S. Government Agencies - 2.9%	Annualized Yield (%)	Principal Amount ($)		Value ($)
Federal Home Loan Banks:
11/23/2020 (cost $49,988,222)	0.16	50,000,000	[a]	49,988,222
U.S. Treasury Bills - 46.1%
10/6/2020	0.07	75,000,000	[a]	74,999,323
11/10/2020	0.08	30,000,000	[a]	29,997,333
12/8/2020	0.10	150,000,000	[a]	149,973,083
12/29/2020	0.12	100,000,000	[a]	99,970,086
1/5/2021	0.10	50,000,000	[a]	49,987,000
10/8/2020	0.08	100,000,000	[a]	99,998,444
10/15/2020	0.19	50,000,000	[a]	49,996,403
11/19/2020	0.12	50,000,000	[a]	49,992,174
12/3/2020	0.17	50,000,000	[a]	49,985,563
2/25/2021	0.12	50,000,000	[a]	49,976,521
3/4/2021	0.11	50,000,000	[a]	49,975,938
3/11/2021	0.12	25,000,000	[a]	24,986,583
Total U.S. Treasury Bills (cost $779,838,451)				779,838,451
U.S. Treasury Notes - 1.8%
6/30/2021 (cost $30,338,400)	1.63	30,000,000		30,338,400
U.S. Treasury Floating Rate Notes - 5.9%
10/6/2020, 3 Month U.S. T-BILL +.15% (cost $99,991,767)	0.25	100,000,000	[b]	99,991,767
Repurchase Agreements - 43.2%
ABN Amro Bank, Tri-Party Agreement thru BNY Mellon, dated 9/30/2020, due at 10/1/2020 in the amount of $230,000,383 (fully collateralized by: original par of $201,882,206, U.S. Treasuries (including strips), 2.25%-5.50%, due 1/15/22-11/15/48, valued at $234,600,017)	0.06	230,000,000		230,000,000

5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Repurchase Agreements - 43.2%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)

Goldman Sachs, Tri-Party Agreement thru BNY Mellon, dated 9/30/2020, due at 10/1/2020 in the amount of $380,000,844 (fully collateralized by: original par of $205,431,228, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 3.00%-6.00%, due 4/1/24-7/1/50, valued at $112,731,862, original par of $175,243,513, Federal National Mortgage Association Agency Mortgage-Backed Securities, 3.00%-6.50%, due 5/1/25-2/1/50, valued at $128,215,770, original par of $139,485,734, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-4.50%, due 2/20/49-9/20/50, valued at $146,652,369)

	0.08	380,000,000	380,000,000

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Repurchase Agreements - 43.2%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)

HSBC Securities USA, Tri-Party Agreement thru BNY Mellon, dated 9/30/2020, due at 10/1/2020 in the amount of $121,000,269 (fully collateralized by: original par of $2,792,308, Federal Farm Credit Bank Agency Debentures and Agency Strips, 1.85%, due 7/26/24, valued at $2,965,858, original par of $18,992,457, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 3.00%-4.50%, due 3/1/31-10/1/50, valued at $13,588,952, original par of $115,415, Federal National Mortgage Association Agency Debentures and Agency Strips, 0.00%-0.00%, due 11/15/24-2/7/26, valued at $111,690, original par of $160,808,344, Federal National Mortgage Association Agency Mortgage-Backed Securities, 3.00%-5.50%, due 12/1/28-6/1/50, valued at $95,276,301, original par of $24,644,912, Government National Mortgage Association Agency Mortgage-Backed Securities, 3.00%-4.50%, due 10/20/40-3/20/49, valued at $10,809,287, original par of $866,260, U.S. Treasuries (including strips), 0.00%-0.00%, due 2/15/21-8/15/40, valued at $667,912)

	0.08	121,000,000	121,000,000
Total Repurchase Agreements (cost $731,000,000)			731,000,000
Total Investments (cost $1,691,156,840)		99.9%	1,691,156,840
Cash and Receivables (Net)		.1%	1,468,610
Net Assets		100.0%	1,692,625,450

U.S. T-BILL—U.S. Treasury Bill Money Market Yield

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Securities	53.8
Repurchase Agreements	43.2
U.S. Government Agencies	2.9
99.9

† Based on net assets.

See notes to financial statements.

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STATEMENT OF ASSETS AND LIABILITIES
September 30, 2020 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $731,000,000) —Note 1(b)	1,691,156,840	1,691,156,840
Cash		1,287,773
Interest receivable		167,865
Due from BNY Mellon Investment Adviser, Inc.—Note 2(b)		13,500
		1,692,625,978
Liabilities ($):
Trustees’ fees and expenses payable		528
		528
Net Assets ($)		1,692,625,450
Composition of Net Assets ($):
Paid-in capital		1,692,632,871
Total distributable earnings (loss)		(7,421)
Net Assets ($)		1,692,625,450

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)	1,692,632,871
Net Asset Value Per Share ($)	1.00

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2020 (Unaudited)

Investment Income ($):
Interest Income	2,024,457
Expenses:
Management fee—Note 2(a)	810,435
Trustees’ fees—Note 2(a,c)	59,500
Total Expenses	869,935
Less—reduction in expenses due to undertaking—Note 2(a)	(810,435)
Less—Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 2(a)	(59,500)
Net Expenses	-
Investment Income—Net	2,024,457
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(1,034)
Net Increase in Net Assets Resulting from Operations	2,023,423

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Operations ($):
Investment income—net	2,024,457	32,108,661
Net realized gain (loss) on investments	(1,034)	192,459
Net Increase (Decrease) in Net Assets Resulting from Operations	2,023,423	32,301,120
Distributions ($):
Distributions to shareholders	(2,208,976)	(32,108,661)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	4,720,961,024	9,107,840,888
Cost of shares redeemed	(4,653,210,702)	(9,220,512,716)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	67,750,322	(112,671,828)
Total Increase (Decrease) in Net Assets	67,564,769	(112,479,369)
Net Assets ($):
Beginning of Period	1,625,060,681	1,737,540,050
End of Period	1,692,625,450	1,625,060,681

See notes to financial statements.

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FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
September 30, 2020		Year Ended March 31,
	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.019	.021	.011	.004	.002
Distributions:
Dividends from investment income—net	(.001)	(.019)	(.021)	(.011)	(.004)	(.002)
Dividends from net realized gain on investment	(.000)[a]	-	-	-	-	-
Total Distributions	(.001)	(.019)	(.021)	(.011)	(.004)	(.002)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.14[b]	1.94	2.09	1.06	.38	.16
Ratio of total expenses to average net assets	.11[c]	.11	.11	.10	.10	.10
Ratio of net expenses to average net assets	.00[c]	.00	.00	.00	.00	.00
Ratio of net investment income to average net assets	.25[c]	1.94	2.08	1.05	.37	.16
Net Assets, end of period ($ x 1,000)	1,692,625	1,625,061	1,737,540	1,216,665	1,535,449	1,885,374

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

11

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Government Plus Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The fund serves as an investment vehicle for certain other funds managed by BNY Mellon Investment Adviser, Inc. as well as for other institutional investors. At September 30, 2020, all of the fund’s outstanding shares were held by other funds managed by BNY Mellon Investment Adviser, Inc. The fund is managed by Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), the fund’s investment adviser and a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”). BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management

12

estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in

13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities†
Short-Term Investments	-	1,691,156,840	-	1,691,156,840

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the

14

investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The use of the London Interbank Offered Rate (“LIBOR”) is expected to be phased out by the end of 2021. LIBOR may be used as a reference rate for certain financial instruments invested in by the fund. We are currently evaluating the impact of the LIBOR transition and continue to monitor the efforts of various parties, including government agencies, seeking to identify an alternative rate to replace LIBOR.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2020, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended March 31, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2020 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, the Adviser pays all of the expenses of the fund except management fees, brokerage fees, taxes, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Adviser is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended September 30, 2020, fees reimbursed by the Adviser amounted to $59,500.

The Adviser had undertaken, from April 1, 2020 through September 30, 2020 to waive its management fee. The reduction in management fees, pursuant to the undertaking, amounted to $810,435 during the period ended September 30, 2020. The waiver is voluntary and not contractual, and can be terminated at any time.

(b) The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The components of “Due from BNY Mellon Investment Adviser, Inc.” in the Statement of Assets and Liabilities consist of: management fees of $128,063, which are offset against an expense reimbursement currently in effect in the amount of $141,563.

16

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Subsequent Event:

Effective November 6, 2020, the fund implemented a multiple class structure and commenced offering SL shares in addition to Institutional shares.

17

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on May 5, 2020, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the fund’s performance with the performance of a group of institutional US government money market funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all institutional US government money market funds (the “Performance Universe”), all for various periods ended March 31, 2020, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of other institutional US government money market funds, excluding outliers (the “Expense

18

Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Performance Group and Performance Universe comparisons were provided based on both “gross” (i.e., without including fees and expenses) and “net” (i.e., including fees and expenses) total returns. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s gross total return performance was below the Performance Group and Performance Universe medians for all periods and the fund’s net total return performance was above the Performance Group and Performance Universe medians for all periods (lowest among the funds in the Performance Group and ranking in the first quartile of the Performance Universe for all periods).

The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group and Expense Universe actual management fee medians and the fund’s total expenses were lower than the Expense Group and Expense Universe total expenses medians.

Representatives of the Adviser stated that, for the past fiscal year, the Adviser had waived all of its management fee pursuant to a voluntary undertaking by the Adviser in effect during the period. This fee waiver undertaking is voluntary, not contractual, and may be terminated by the Adviser at any time.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no

19

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the fee waiver arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

20

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

21

For More Information

Dreyfus Institutional Preferred Government Plus Money Market Fund
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387

© 2020 BNY Mellon Securities Corporation 0286SA0920

Item 2.          Code of Ethics.

                      Not applicable.

Item 3.          Audit Committee Financial Expert.

                      Not applicable.

Item 4.          Principal Accountant Fees and Services.

                      Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                      Not applicable.

Item 6.          Investments.

(a)                 Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                      Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                      Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                      There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Preferred Money Market Funds

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      November 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      November 23, 2020

By:         /s/ James Windels

              James Windels

              Treasurer (Principal Financial Officer)

Date:      November 23, 2020

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)